Investment Information - Narrative (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Future contribution percentage	25.00%
Total Cash, cash equivalents and Investments	$ 1,093,555,291	$ 982,496,745
Hasbro, Inc. Common Stock
EBP, Master Trust [Line Items]
Total Cash, cash equivalents and Investments	$ 16,679,744	$ 12,242,808